Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000002899
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class AAA
C000239633
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class C
C000034315
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class I
C000002898
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Utilities Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		58,950	67,421	74,446	80,037	112,685	100,717	120,448	150,030	172,775	211,338
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000		10,247	10,596	12,613	12,347	14,294	16,338	15,737	16,967	20,938	23,915
Lipper Utility Fund Average
Account Value [Line Items]
Accumulated Value	10,000		10,310	10,924	12,559	11,794	13,922	15,148	15,091	16,450	20,087	22,994
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000		10,247	10,596	12,613	12,347	14,294	16,338	15,737	16,967	20,938	23,915
Lipper Utility Fund Average
Account Value [Line Items]
Accumulated Value	10,000		10,310	10,924	12,559	11,794	13,922	15,148	15,091	16,450	20,087	22,994
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	50,000		51,235	52,982	63,065	61,734	71,469	81,690	78,683	84,836	104,688	119,575
Lipper Utility Fund Average
Account Value [Line Items]
Accumulated Value	50,000		51,550	54,622	62,794	58,970	69,608	75,740	75,453	82,251	100,436	114,970
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000		10,247	10,596	12,613	12,347	14,294	16,338	15,737	16,967	20,938	23,915
Lipper Utility Fund Average
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,310	$ 10,924	$ 12,559	$ 11,794	$ 13,922	$ 15,148	$ 15,091	$ 16,450	$ 20,087	$ 22,994